Note 12 - Lease - Operating Lease Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows used in operating lease	$ 1,236	$ 1,471
Weighted average remaining lease term (Year)	6 years 1 month 20 days	6 years 7 months 9 days
Weighted average discount rate	3.40%	3.60%